Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment	2
Foreign currency exchange loss	$ 2,900,000	$ 36,000	$ 58,000
Accrued interest	0	0
Accrued penalties	0	0
Gain (loss) related to foreign currency translations	$ 3,988,000	$ (1,385,000)	$ (541,000)
Emerging growth company, description	The Company would cease to be an emerging growth company if it has more than $1.07 billion in annual revenue, has more than $700 million in market value of its stock held by non-affiliates (and it has been a public company for at least 12 months, and has filed one annual report on Form 20-F), or it issues more than $1 billion of non-convertible debt securities over a three-year period.
Emerging growth company status minimum annual revenue	$ 1,070,000,000
Emerging growth company status minimum market value of common stock held by non-affiliates	700,000,000
Emerging growth company status minimum issuance value of non-convertible debt securities	$ 1,000,000,000
Emerging growth company status period for issuance of non-convertible debt securities	3 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Percentage of income tax realized upon settlement	50.00%
Lab Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years	3 years
Computer Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years	3 years
Office Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years	3 years